Annual Fund Operating Expenses - Invesco Rochester New York Municipals Fund	Jun. 28, 2021
Class A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%
Class C
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.95%
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.63%
Class Y
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Interest	0.12%
Total Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.68%
Class R6
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Interest	0.12%
Total Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.59%